Income Taxes (Details)		1 Months Ended	12 Months Ended
	Dec. 02, 2016	Mar. 16, 2007	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
TDH Percentage			16.50%	16.50%	16.50%
Preferential tax rate percentage, description		The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises (“HNTE”) supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%.
TDH HK [Member]
Income Taxes (Details) [Line Items]
TDH Percentage			16.50%
TDH Petfood LLC [Member]
Income Taxes (Details) [Line Items]
Federal and state income tax at statutory rate			21.00%
TDH JAPAN [Member]
Income Taxes (Details) [Line Items]
TDH Percentage			21.421%
TDH Group BVBA [Member]
Income Taxes (Details) [Line Items]
TDH Percentage			29.58%
Tiandihui [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage, description	Tiandihui was granted the HNTE designation jointly by Qingdao science and Technology Bureau, Qingdao Municipal Finance Bureau, Qingdao Municipal State Taxation Bureau, Qingdao Local Taxation Bureau, and is qualified for a preferential tax rate of 15% for the year ended December 31, 2018. Tiandihui is subject to the 25% EIT rate for the years ended December 31, 2020 and 2019.